Wireless Licenses, Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Wireless Licenses, Goodwill And Other Intangible Assets [Abstract]
Wireless Licenses, Goodwill And Other Intangible Assets

Note 3

Wireless Licenses, Goodwill and Other Intangible Assets

Wireless Licenses

Changes in the carrying amount of Wireless licenses are as follows:

(dollars in millions)
Balance at January 1, 2010	$72,067
Acquisitions (Note 2)	178
Capitalized interest on wireless licenses	748
Reclassifications, adjustments and other	3

Balance at December 31, 2010	$72,996
Acquisitions (Note 2)	58
Capitalized interest on wireless licenses	196

Balance at December 31, 2011	$73,250

During the years ended December 31, 2011 and 2010, approximately $2.2 billion and $12.2 billion, respectively, of wireless licenses were under development for commercial service for which we were capitalizing interest costs. In December 2010, a substantial portion of these licenses were placed in service in connection with our deployment of fourth-generation Long-Term Evolution technology services. See Note 2 regarding the December 2011 agreement to acquire spectrum licenses.

The average remaining renewal period of our wireless license portfolio was 6.4 years as of December 31, 2011 (see Note 1, Goodwill and Other Intangible Assets – Intangible Assets Not Subject to Amortization).

Goodwill

Changes in the carrying amount of Goodwill are as follows:

	(dollars in millions)
	Verizon Wireless	Wireline	Total
Balance at January 1, 2010	$17,738	$4,734	$22,472
Acquisitions (Note 2)	131	–	13
Dispositions (Note 2)	–	(614)	(614)
Reclassifications, adjustments and other	–	(1)	(1)

Balance at December 31, 2010	$17,869	$4,119	$21,988
Acquisitions (Note 2)	94	1,275	1,369

Balance at December 31, 2011	$17,963	$5,394	$23,357

Other Intangible Assets

The following table displays the composition of Other intangible assets, net:

					(dollars in millions)
	2011			2010
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (6 to 13 years)	$3,529	$(2,052)	$1,477	$3,150	$(1,551)	$1,599
Non-network internal-use software (3 to 7 years)	9,536	(5,487)	4,049	8,446	(4,614)	3,832
Other (2 to 25 years)	561	(209)	352	885	(486)	399

Total	$13,626	$(7,748)	$5,878	$12,481	$(6,651)	$5,830

Customer lists and Other at December 31, 2011 include $0.4 billion related to the Terremark acquisition (see Note 2).

The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2011	$1,505
2010	1,812
2009	1,970

Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2012	$1,363
2013	1,193
2014	884
2015	695
2016	491